SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22554

CARLYLE CREDIT INCOME FUND

(Name of Registrant)

One Vanderbilt Avenue, Suite 3400

New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 813-4900

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Carlyle Credit Income Fund (the “Fund”) to be redeemed:

7.375% Series D Preferred Shares Due 2028 (the “Series D Preferred Shares”; CUSIP No.: 92535C609, ISIN No.: US92535C6093).

(2)	The date on which the securities are to be called or redeemed:

On November 18, 2026 (the “Redemption Date”), the Fund will conduct a partial redemption of its Series D Preferred Shares in an aggregate amount of $6,000,000. The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series D Preferred Shares are to be partially redeemed pursuant to Sections 5.3 of the Fund’s Fourth Supplement to the Amended and Restated Declaration of Trust creating and fixing the rights of the Series D Preferred Shares, which was filed with the Securities and Exchange Commission on October 30, 2025 as Exhibit 2(a)(8) to the Fund’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-2 (333-272426).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to partially redeem its outstanding Series D Preferred Shares (240,000 shares or $6,000,000 aggregate principal amount) pursuant to the terms of the Fourth Supplement to the Amended and Restated Declaration of Trust. Pursuant to Section 5.3(b) of the Fourth Supplement to the Amended and Restated Declaration of Trust, the Series D Preferred Shares shall be redeemed by lot. The redemption price will be $25.00 per share.

Pursuant to Section 5.5 of the Fourth Supplement to the Amended and Restated Declaration of Trust, because the Redemption Date will occur after the next Record Date on November 17, 2026 but prior to the related Dividend Payment Date on November 30, 2026, the dividend payable on November 30, 2026 will not be payable as part of the Redemption Price and will instead be payable on November 30, 2026 to the holders of record at the close of business on November 17, 2026. Effective on the Redemption Date, the Shares shall be deemed canceled, dividends shall cease to accrue from and after the Redemption Date, and all rights with respect to such Shares shall terminate other than the right to receive any dividends payable on November 30, 2026 pursuant to Section 5.5 of the Supplement.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized on this 19th day of October, 2026.

Carlyle Credit Income Fund

By:	/s/ Nelson Joseph
Name:	Nelson Joseph
Title:	Principal Financial Officer